                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended February 29, 2004

MARKET CONDITIONS


The Federal Open Market Committee (the "Fed") lowered its target rate for federal funds to 1.00 percent, a 45-year low, on June 25, 2003. It maintained that target throughout the second half of 2003 and the early months of 2004 in an attempt to encourage strong economic activity. The combination of this highly accommodative monetary posture and stimulative fiscal policies in the form of tax cuts appeared to have a positive impact, with many companies reporting significant profit growth and real fourth-quarter 2003 GDP increasing by more than 4 percent. The Fed's sustained emphasis on low interest rates produced a marked impact on money market fund yields, which reached record low levels during the period.

PERFORMANCE ANALYSIS


As of February 29, 2004, Morgan Stanley Liquid Asset Fund Inc. had net assets of more than $21.2 billion, and the average maturity of the Fund's portfolio was 54 days. For the six-month period ended February 29, 2004, the Fund returned 0.26 percent and an annualized return of 0.52 percent. For the seven-day period ended February 29, 2004, the Fund provided an effective annualized yield of 0.52 percent and a current yield of 0.52 percent, while its 30-day moving average yield was 0.52 percent. Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Our strategy in managing the Fund remained consistent with our long-term focus on preserving capital and maintaining high liquidity. As we have in the past, we adhered to a conservative approach that avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On February 29, 2004, approximately 55 percent of the Fund's portfolio was invested in high-quality commercial paper, 28 percent in U.S. Treasury and federal agency obligations and the remaining 17 percent in certificates of deposit and short-term notes issued by financially strong commercial banks. At the end of the fiscal period, approximately 96 percent of the Fund's holdings were due to mature in less than four months.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    55.2%
   U.S. Government & Agency Obligations                27.9
   Certificates of Deposit                             11.6
   Bank Notes                                           5.3

   MATURITY SCHEDULE
   1 - 30 Days                                         26.7%
   31 - 60 Days                                        34.1
   61 - 90 Days                                        27.3
   91 - 120 Days                                        7.4
   121+ Days                                            4.5

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT. THE FUND'S INVESTMENTS INCLUDE THE FOLLOWING MONEY MARKET SECURITIES*:

- COMMERCIAL PAPER.

- CORPORATE OBLIGATIONS.

- DEBT OBLIGATIONS OF U.S.-REGULATED BANKS AND INSTRUMENTS SECURED BY THOSE OBLIGATIONS. THESE INVESTMENTS INCLUDE CERTIFICATES OF DEPOSIT.

- CERTIFICATES OF DEPOSIT OF SAVINGS BANKS AND SAVINGS AND LOAN ASSOCIATIONS.

- DEBT OBLIGATIONS ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR ITS INSTRUMENTALITIES.

- REPURCHASE AGREEMENTS, WHICH MAY BE VIEWED AS A TYPE OF SECURED LENDING BY THE FUND.

* AN INVESTMENT IN SHARES OF A MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

                                                         ANNUALIZED
PRINCIPAL                                                 YIELD ON
AMOUNT IN                                                 DATE OF          MATURITY
THOUSANDS                                                 PURCHASE           DATE              VALUE
----------------------------------------------------------------------------------------------------------
             Commercial Paper (55.9%)
             Asset-Backed - Auto (0.5%)
$  100,000   New Center Asset Trust....................    1.05   %        04/06/04       $    99,889,167
                                                                                          ---------------
             Asset-Backed - Corporate (0.7%)
   150,000   CIESCO, LLC...............................    1.05            05/06/04           149,703,917
                                                                                          ---------------
             Asset-Backed - Mortgage (2.7%)
   567,000   Mortgage Interest Networking Trust........  1.02-1.04    03/16/04-04/27/04       566,290,827
                                                                                          ---------------
             Banking (5.8%)
   160,000   Bank of America Corp. ....................    1.06            04/05/04           159,825,689
   340,000   Citicorp..................................  1.02-1.07    03/03/04-04/05/04       339,792,355
   340,000   J.P. Morgan Chase & Co. ..................  1.03-1.04    04/28/04-05/07/04       339,361,000
   400,000   Wells Fargo & Co. ........................    1.02            03/23/04           399,728,000
                                                                                          ---------------
                                                                                            1,238,707,044
                                                                                          ---------------
             Finance - Automotive (2.6%)
   560,000   Toyota Motor Credit Corp. ................  1.03-1.04    04/19/04-05/18/04       558,900,778
                                                                                          ---------------
             Finance - Consumer (2.0%)
   200,000   American Express Credit Corp. ............    1.01            03/09/04           199,943,889
   230,000   Household Finance Corp. ..................  1.02-1.04    03/01/04-03/11/04       229,952,200
                                                                                          ---------------
                                                                                              429,896,089
                                                                                          ---------------
             Financial Conglomerates (4.8%)
 1,024,000   General Electric Capital Corp. ...........  1.03-1.16    03/08/04-07/08/04     1,022,540,264
                                                                                          ---------------
             International Banks (36.8%)
   160,000   ABN-AMRO North America Finance Inc. ......    1.08            03/11/04           159,942,667
   150,000   ANZ (DE) Inc. ............................    1.08            03/01/04           149,991,000
   170,000   BNP Paribas Finance Inc. .................    1.04            05/19/04           169,602,200
   400,000   Barclays U.S. Funding Corp. ..............    1.03       04/27/04-04/28/04       399,319,056
   145,000   CBA (Delaware) Finance Inc.                   1.03            04/13/04           144,813,312
   700,000   Canadian Imperial Holdings Inc.             1.03-1.07    03/30/04-05/13/04       698,846,875
 1,025,000   Deutsche Bank Financial LLC...............  1.04-1.06    03/18/04-06/01/04     1,023,439,194
   900,000   Dexia Delaware LLC........................  1.03-1.09    03/05/04-05/28/04       898,595,819
   550,000   ING (U.S.) Funding LLC....................  1.03-1.07    03/29/04-04/21/04       549,393,543
   250,000   Rabobank USA Financial Corp. .............    1.14            04/20/04           249,591,944
   700,000   Royal Bank of Canada......................  1.03-1.13    03/31/04-05/27/04       698,632,944

4
                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

                                                         ANNUALIZED
PRINCIPAL                                                 YIELD ON
AMOUNT IN                                                 DATE OF          MATURITY
THOUSANDS                                                 PURCHASE           DATE              VALUE
----------------------------------------------------------------------------------------------------------
$  915,000   Royal Bank of Scotland plc                  1.02-1.05%   03/17/04-06/08/04   $   912,969,906
   445,000   Societe Generale N.A. Inc. ...............  1.07-1.08    03/02/04-04/02/04       444,743,324
   640,000   Toronto-Dominion Holdings (USA) Inc. .....  1.03-1.05    04/01/04-06/30/04       638,580,313
   685,000   UBS Finance (Delaware) LLC                  1.05-1.27    04/02/04-07/29/04       683,408,433
                                                                                          ---------------
                                                                                            7,821,870,530
                                                                                          ---------------
             Total Commercial Paper (Cost $11,887,798,616)..............................   11,887,798,616
                                                                                          ---------------
             U.S. Government & Agency Obligations (28.2%)
   330,000   Federal Home Loan Banks...................  1.06-1.09    03/10/04-08/13/04       329,314,133
 2,523,000   Federal National Mortgage Assoc. .........  1.05-1.15    03/08/04-08/20/04     2,517,089,847
 2,414,000   Freddie Mac...............................  1.05-1.11    03/04/04-08/03/04     2,410,526,795
   750,000   U.S. Treasury Bills.......................  1.00-1.04    03/04/04-04/22/04       749,238,153
                                                                                          ---------------
             Total U.S. Government & Agency Obligations (Cost $6,006,168,928)...........    6,006,168,928
                                                                                          ---------------
             Certificates of Deposit (11.8%)
   300,000   Bank of America, N.A. ....................  1.10-1.15    03/19/04-05/18/04       300,000,000
   700,000   Citibank, N.A. ...........................  1.03-1.09    03/19/04-04/23/04       700,000,000
   900,000   State Street Bank & Trust Co. ............  1.03-1.06    03/12/04-05/24/04       900,000,000
   600,000   Wells Fargo Bank, N.A. ...................    1.02       03/03/04-04/19/04       600,000,000
                                                                                          ---------------
             Total Certificates of Deposit (Cost $2,500,000,000)........................    2,500,000,000
                                                                                          ---------------
             Short-Term Bank Notes (5.4%)
   550,000   Bank of America, N.A. ....................  1.06-1.13    05/03/04-05/11/04       550,000,000
   250,000   LaSalle Bank, N.A. .......................    1.06       05/27/04-06/07/04       250,000,000
   350,000   Standard Federal Bank, N.A. ..............  1.06-1.08    03/25/04-05/28/04       350,000,000
                                                                                          ---------------
             Total Short-Term Bank Notes (Cost $1,150,000,000)..........................    1,150,000,000
                                                                                          ---------------
             Repurchase Agreement (0.0%)
     9,148   The Bank of New York (dated 02/27/04;
               proceeds $9,149,279) (a) (Cost
               $9,148,612).............................    0.875           03/01/04             9,148,612
                                                                                          ---------------

             Total Investments (Cost $21,553,116,156) (b)....................   101.3%     21,553,116,156

             Liabilities In Excess of Other Assets...........................    (1.3)       (281,467,775)
                                                                                -----     ---------------
             Net Assets......................................................   100.0%    $21,271,648,381
                                                                                =====     ===============

---------------------

(a)  Collateralized by Federal National Mortgage Assoc. 3.53% due
     09/01/33 valued at 9,331,584.
(b)  Cost is the same for federal income tax purposes.

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004 (unaudited)

Assets:
Investments in securities, at
  value
  (cost $21,553,116,156).........  $21,553,116,156
Cash.............................           90,001
Receivable for:
    Interest.....................        5,298,153
    Capital stock sold...........          146,706
Prepaid expenses and other
  assets.........................          448,253
                                   ---------------
    Total Assets.................   21,559,099,269
                                   ---------------
Liabilities:
Payable for:
    Capital stock redeemed.......      281,052,777
    Investment management fee....        4,340,799
    Distribution fee.............        1,649,681
Accrued expenses and other
  payables.......................          407,631
                                   ---------------
    Total Liabilities............      287,450,888
                                   ---------------
    Net Assets...................  $21,271,648,381
                                   ===============
Composition of Net Assets:
Paid-in-capital..................  $21,270,957,110
Accumulated undistributed net
  investment income..............          691,271
                                   ---------------
    Net Assets...................  $21,271,648,381
                                   ===============
Net Asset Value Per Share,
21,271,628,221 shares outstanding
(50,000,000,000 shares authorized
of $.01 par value)...............            $1.00
                                   ===============

Statement of Operations
For the six months ended February 29, 2004 (unaudited)

Net Investment Income:
Interest Income.....................  $120,529,677
                                      ------------
Expenses
Investment management fee...........    28,961,364
Transfer agent fees and expenses....    22,147,824
Distribution fee....................    11,023,782
Shareholder reports and notices.....       533,802
Custodian fees......................       232,763
Insurance expenses..................       181,903
Registration fees...................       151,879
Directors' fees and expenses........       139,729
Professional fees...................        32,547
Other...............................        45,206
                                      ------------
    Total Expenses..................    63,450,799
                                      ------------
Net Investment Income...............  $ 57,078,878
                                      ============

6
                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 29, 2004   AUGUST 31, 2003
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    57,078,878    $   200,080,604
Dividends to shareholders from net investment income........       (57,088,163)      (200,068,427)
Net decrease from capital stock transactions................    (1,809,294,896)      (849,967,415)
                                                               ---------------    ---------------
    Net Decrease............................................    (1,809,304,181)      (849,955,238)
Net Assets:
Beginning of period.........................................    23,080,952,562     23,930,907,800
                                                               ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $691,271 and $700,556, respectively).....................   $21,271,648,381    $23,080,952,562
                                                               ===============    ===============

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

$750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended February 29, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 29, 2004, aggregated $44,682,296,497 and $46,554,397,945, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 29, 2004, included in Directors' fees and expenses in the Statement of Operations amounted to $3,651.

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

At February 29, 2004, the Fund had an accrued pension liability of $60,646 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Directors voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Director to defer payment of all or a portion of the fees he receives for serving on the Board of Directors throughout the year.

5. Capital Stock

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 29, 2004   AUGUST 31, 2003
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    29,820,966,710     55,318,997,385
Shares issued in reinvestment of dividends..................        56,991,762        199,710,575
                                                               ---------------    ---------------
                                                                29,877,958,472     55,518,707,960
Shares redeemed.............................................   (31,687,253,368)   (56,368,675,375)
                                                               ---------------    ---------------
Net decrease................................................    (1,809,294,896)      (849,967,415)
                                                               ===============    ===============

6. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints, which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX                 FOR THE YEAR ENDED AUGUST 31,
                                                 MONTHS ENDED      ----------------------------------------------------
                                               FEBRUARY 29, 2004     2003       2002       2001       2000       1999
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                     ------         ------     ------     ------     ------    -------

Net income from investment operations........         0.003          0.009      0.018      0.051      0.055      0.046

Less dividends from net investment income....        (0.003)        (0.009)    (0.018)+   (0.051)+   (0.055)    (0.046)
                                                     ------         ------     ------     ------     ------    -------

Net asset value, end of period...............        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                     ======         ======     ======     ======     ======    =======

Total Return.................................          0.26%(1)       0.86%      1.78%      5.24%      5.69%      4.74%

Ratios to Average Net Assets:
Expenses.....................................          0.58%(2)       0.56%      0.56%      0.57%      0.58%      0.59%

Net investment income........................          0.52%(2)       0.85%      1.76%      5.04%      5.51%      4.61%

Supplemental Data:
Net assets, end of period, in millions.......       $21,272        $23,081    $23,931    $23,187    $19,628    $17,875

---------------------

 +   Includes capital gain distribution of less than $0.001.
(1)  Not annualized.
(2)  Annualized.

                                                                              11
                       See Notes to Financial Statements

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund

Semiannual Report
February 29, 2004

[MORGAN STANLEY LOGO]

                                                     37925RPT-RA04-00027P-A02/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004

                                       3